Condensed Financial Information of Registrant - Condensed Statements of Comprehensive Income (Parent Company Only) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions [Line Items]
Income of equity method investments	$ 744	$ 354	$ 190
Operating expenses	(1,361)	(1,356)	(777)
Other comprehensive income	917	324	403
Comprehensive income	1,780	1,571	1,200
Corporate borrowings
Condensed Income Statements, Captions [Line Items]
Income of equity method investments	780	1,230	806
Operating expenses	(14)	(16)	(10)
Net income	766	1,214	796
Other comprehensive income	917	324	403
Comprehensive income	$ 1,683	$ 1,538	$ 1,199